Real Estate Operations	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Real Estate Disclosure [Text Block]
(10)	Real Estate Operations

In the fourth quarter of 2013, the Company began to seek to purchase individual homes or individual residential lots for purposes of renovation or construction and resale. The Company currently intends to concentrate its real estate operations in Florida through its wholly-owned subsidiaries. The Company bought two residential properties in the state on February 4, 2014 for an aggregate of $5,650,000 and an additional property there on March 11, 2014 for $1,200,000.